Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Dr. Chi Sing Chiu [Member]
Schedule of Related Parties [Line Items]
Related party relationship		The controlling shareholder and chairman of the board of director of the Company
Dr. Chi Sing Chiu [Member] | Collection of Loan to Related Party [Member]
Schedule of Related Parties [Line Items]
Related party relationship		Chairman of the Board and controlling shareholder of the Company
Related party transaction amount				$ 430,121
Ms. Woon Bing Yeung [Member]
Schedule of Related Parties [Line Items]
Related party relationship		A shareholder of the Company and spouse of Dr. Chi Sing Chiu
Ms. Woon Bing Yeung [Member] | Repayment of Loan From Related Party [Member]
Schedule of Related Parties [Line Items]
Related party relationship		A shareholder of the Company and spouse of Dr. Chi Sing Chiu
Related party transaction amount				215,388
Dongguan Concord Internet of Things Seienct Technology.Ltd (“Dongguan Concord Internet”) [Member]
Schedule of Related Parties [Line Items]
Related party relationship	[1]	An entity once controlled by Dr. Chi Sing Chiu
Dongguan Concord Internet [Member] | Refund from Related Party [Member]
Schedule of Related Parties [Line Items]
Related party relationship		An entity once controlled by Dr. Chi Sing Chiu
Related party transaction amount				$ 48,164

[1]	Dongguan Concord Internet was deregistered on September 8, 2023.